Share-based compensation - CEO Remuneration (Details) - Restricted Stock Units (RSUs) - CEO remuneration - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 10, 2015	Nov. 14, 2014	Mar. 31, 2017	Mar. 31, 2016	Dec. 16, 2014
Share-based compensation
Number of shares granted	657,026	328,513
Vesting period		5 years
Period prior to vesting date over which certain level of average market capitalization is required	6 months
Grant-date fair value (per unit)	$ 70.3				$ 36.21
Number of outstanding, units			657,026	657,026
The weighted-average remaining contractual term, days			727 days	986 days
The intrinsic value of outstanding units			$ 41,097	$ 36,156
Total compensation cost related to non-vested share-based compensation awards not yet recognized			$ 20,576
August 12, 2015
Share-based compensation
Vesting awards (in shares)	65,702
August 12, 2016
Share-based compensation
Vesting awards (in shares)	65,702
August 12, 2017
Share-based compensation
Vesting awards (in shares)	65,702
August 12, 2018
Share-based compensation
Vesting awards (in shares)	65,702
12 August 12, 2019
Share-based compensation
Vesting awards (in shares)	394,218